PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Sep. 30, 2013
PREMISES AND EQUIPMENT [Abstract]
Schedule of Premises and Equipment Outstanding

	September 30,
	2013	2012

Land	$1,132	$1,132
Buildings and leasehold improvements	6,043	5,740
Furniture, fixtures, and equipment	1,574	1,506
Automobiles	59	59
	8,808	8,437
Less: Accumulated depreciation	2,611	2,359
	$6,197	$6,078